CONSOLIDATING BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 4,665	$ 5,019
Allowance for doubtful account	$ 1,500,000	$ 1,500,000
Common Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, shares authorised	900,000,000	900,000,000	900,000,000
Common Stock, shares issued	774,052,603	763,967,603	541,965,449
Common Stock, shares outstanding	774,052,603	763,967,603	541,965,449
Series A Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	4,000,000	4,000,000	4,000,000
Preferred Stock, shares issued	4,000,000	4,000,000	4,000,000
Preferred Stock, shares outstanding	4,000,000	4,000,000	4,000,000
Series B Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	1,200,000	1,200,000	1,200,000
Preferred Stock, shares issued	488,000	488,000	1,138,000
Preferred Stock, shares outstanding	488,000	488,000	1,138,000
Series C Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	3,300,000	3,300,000	3,300,000
Preferred Stock, shares issued	0	0	271,000
Preferred Stock, shares outstanding	0	0	271,000
Series D Preferred Stock [Member]
Preferred Stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, shares authorised	500,000	500,000	500,000
Preferred Stock, shares issued	500,000	500,000	500,000
Preferred Stock, shares outstanding	500,000	500,000	500,000